Consolidated Balance Sheets (Parenthetical) - Advanced Interactive Gaming, Inc. [Member] - $ / shares	Sep. 30, 2019	Sep. 30, 2018
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	6,175,000	27,640,000
Common stock, shares outstanding	6,175,000	27,640,000
Preferred Class A Convertible Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Class B Convertible Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	1,000,000
Preferred stock, shares outstanding	0	1,000,000